Income Taxes (Tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Income Before Income Tax Domestic And Foreign Table [Text Block]
The components of income before income taxes and equity in net earnings of equity method investees are as follows:

	2012	2013	2014
	US$	US$	US$
– Domestic	(6,422,577)	(7,177,897)	(9,264,032)
– Foreign	(973,378)	(4,371,884)	1,639,852
Loss before income taxes and equity in net loss (earning) of equity method investee	(7,395,955)	(11,549,781)	(7,624,180)
Current income tax expense (benefit)	65,555	(33,248)	(152,774)

Schedule Of Effective Income Tax Rate Reconciliation Table [Text Block]
The reconciliation of estimated income tax expense at Indian statutory income tax rate to income tax expense reported in the statements of comprehensive loss is as follows:

	2012	2013	2014
	US$	US$	US$
Loss before income taxes and equity in net loss (earning) of equity method investee	(7,395,955)	(11,549,781)	(7,624,180)
Indian statutory income tax rate	32.445%	32.445%	33.990%

Expected income tax expense (benefit)	(2,399,618)	(3,747,327)	(2,591,459)

Tax effect of:–
Adjustments to reconcile expected income tax expense to reported income tax expense:
Employee stock-based compensation	298,428	245,313	163,683
Valuation allowance recognized during the year	2,337,757	3,060,830	1,998,669
Goodwill impairment	—	648,900	—
Tax in foreign jurisdictions	(52,715)	(142,710)	262,459
Earnings (loss) of equity method investees	(69,995)	27,354	—
Others	(48,302)	(125,608)	13,874
Income tax expense (benefit)	65,555	(33,248)	(152,774)

Schedule Of Deferred Tax Assets And Liabilities Table [Text Block]
The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities are as follows:

	As of March 31,
	2013	2014
	US$	US$

Net operating loss carry forwards	7,062,788	7,262,789
Depreciation and amortization	4,358,969	5,573,817
Allowances for doubtful accounts receivables	343,500	218,415
Employee benefits	322,573	320,564
Minimum alternate tax credit	314,764	284,859
Loss of equity method investees	270,527	256,483
Gross deferred tax assets	12,673,121	13,916,927
Valuation allowance	(12,673,121)	(13,916,927)
Deferred tax assets	—	—

Deferred tax liability:
Intangible assets	185,982	-

	As of March 31,
	2013	2014
	US$	US$
Net Deferred tax liability	185,982	-

Summary Of Valuation Allowance [Text Block]
Movements in valuation allowance:

	As of March 31,
	2013	2014
	US$	US$
Balance as at beginning of the year	10,783,227	12,673,121
Valuation allowance recognized during the year	3,060,830	1,998,669
Expired net operating carry forward losses	(811,255)	-
Reduction in deferred tax asset and corresponding valuation allowance pertaining to earlier years	—	(44,777)
Reduction on account of unrecognized tax benefit	5,010	3,020
Effect of currency translation	(364,691)	(713,106)
Balance as at end of the year	12,673,121	13,916,927

Schedule Of Unrecognized Tax Benefits Roll Forward Table [Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits during the fiscal years ended March 31, 2013 and 2014 is as follows:

	2013	2014
	US$	US$
Unrecognized tax benefits balance at beginning of the year	21,224	5,481
Gross decrease for tax positions of prior years	(14,483)	(1,185)
Effect of currency translation	(1,260)	(576)
Unrecognized tax benefits balance at end of the year	5,481	3,720